Impaired Loans and Non Accrual Loans by Class (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Total impaired loans, Recorded Investment	$ 12,622		$ 15,665
Total impaired loans, Unpaid Principal Balance	13,008		16,144
Impaired loans, Related Allowance	359		530
Total impaired loans, Nonaccrual Loans	4,543		6,993
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	2,276	[1]	2,437	[1]
Impaired loans with valuation allowance, Unpaid Principal Balance	2,304	[1]	2,448	[1]
Impaired loans, Related Allowance	287	[1]	341	[1]
Impaired loans with valuation allowance, Nonaccrual Loans	244		319
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	1,290	[1]	1,324	[1]
Impaired loans with valuation allowance, Unpaid Principal Balance	1,290	[1]	1,414	[1]
Impaired loans, Related Allowance	52	[1]	185	[1]
Impaired loans with valuation allowance, Nonaccrual Loans	132		1,324
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	182	[1]	8	[1]
Impaired loans with valuation allowance, Unpaid Principal Balance	182	[1]	8	[1]
Impaired loans, Related Allowance	20	[1]	4	[1]
Impaired loans with valuation allowance, Nonaccrual Loans	182		8
Total impaired loans with valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	3,748		3,769
Impaired loans with valuation allowance, Unpaid Principal Balance	3,776		3,870
Impaired loans, Related Allowance	359		530
Impaired loans with valuation allowance, Nonaccrual Loans	558		1,651
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	3,414	[1],[2]	3,641	[1],[2]
Impaired loans without valuation allowance, Unpaid Principal Balance	3,485	[1],[2]	3,822	[1],[2]
Impaired loans, Related Allowance	0	[1],[2]	0	[1],[2]
Impaired loans without valuation allowance, Nonaccrual Loans	2,923		3,241
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	4,815	[1],[2]	6,853	[1],[2]
Impaired loans without valuation allowance, Unpaid Principal Balance	5,102	[1],[2]	7,050	[1],[2]
Impaired loans, Related Allowance	0	[1],[2]	0	[1],[2]
Impaired loans without valuation allowance, Nonaccrual Loans	775		1,655
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	645	[1],[2]	1,402	[1],[2]
Impaired loans without valuation allowance, Unpaid Principal Balance	645	[1],[2]	1,402	[1],[2]
Impaired loans, Related Allowance	0	[1],[2]	0	[1],[2]
Impaired loans without valuation allowance, Nonaccrual Loans	264		377
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	0	[1],[2]	0	[1],[2]
Impaired loans without valuation allowance, Unpaid Principal Balance	0	[1],[2]	0	[1],[2]
Impaired loans, Related Allowance	0	[1],[2]	0	[1],[2]
Impaired loans without valuation allowance, Nonaccrual Loans	23		53
Consumer: Indirect automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment			0	[1],[2]
Impaired loans without valuation allowance, Unpaid Principal Balance			0	[1],[2]
Impaired loans, Related Allowance			0	[1],[2]
Impaired loans without valuation allowance, Nonaccrual Loans			16
Total impaired loans without valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	8,874		11,896
Impaired loans without valuation allowance, Unpaid Principal Balance	9,232		12,274
Impaired loans, Related Allowance	0		0
Impaired loans without valuation allowance, Nonaccrual Loans	$ 3,985		$ 5,342

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmM5ZWU3MmMxZGI4NTQyZTA5NDlkYzdjNmMzMzgwMTcxfFRleHRTZWxlY3Rpb246RTc0M0NBQkRFRDcxRERBNzVFMTFDODY4MDRBQUI5REMM}
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmM5ZWU3MmMxZGI4NTQyZTA5NDlkYzdjNmMzMzgwMTcxfFRleHRTZWxlY3Rpb246QkM4QUY5MEZGNTcwRjAwODkwM0FDODY4MDRBQTVGNzkM}